ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other

US$ MILLIONS	Note	2025	2024
Current:
Accounts payable		$2,506	$2,154
Accrued liabilities		2,228	1,808
Deferred revenue	(i)	680	581
Lease liabilities		611	610
Provisions(1)		442	233
Loans and notes payable		—	109
Other liabilities		426	263
Total current		$6,893	$5,758

Non-current:
Lease liabilities		$3,973	$4,508
Deferred revenue	(i)	435	425
Accrued liabilities		317	213
Provisions(1)		780	573
Pension liabilities		55	26
Loans and notes payable		35	33
Other liabilities		1,093	431
Total non-current		$6,688	$6,209

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering, processing operation and our Indian telecom tower operation and obligations arising from disposal at our European hyperscale data center platform.